As filed with the Securities and Exchange Commission on December 31, 1997

                                                              File Nos. 33-58004
                                                                        811-7474

================================================================================

                            SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549

                           --------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 20             / /
                                      and
                        REGISTRATION STATEMENT UNDER THE             /x/
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 22                     / /

                                                                     /x/

                               BOSTON 1784 FUNDS*
               (Exact Name of Registrant as Specified in Charter)

                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, Including Area Code: (800) 342-5734

                                ROBERT A. NESHER
                           C/O SEI INVESTMENTS COMPANY
                             1 FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

      JOHN M. BAKER, SENIOR COUNSEL               ROGER P. JOSEPH, ESQ.
             BANKBOSTON, N.A.                       BINGHAM DANA LLP
       100 FEDERAL STREET, 01-19-02                150 FEDERAL STREET
             BOSTON, MA 02110                       BOSTON, MA 02110

================================================================================

It is proposed that this filing will become effective on December 31, 1997 pursuant to paragraph (b) of Rule 485.

Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its Shares of Beneficial Interest (without par value) under the Securities Act of 1933 and filed a Rule 24f-2 Notice for Registrant's fiscal year ended May 31, 1997 on or before July 31, 1997.

*  Relating to shares of Boston 1784 Florida Tax-Exempt Income Fund.



                                BOSTON 1784 FUNDS

                              CROSS REFERENCE SHEET

N-1A ITEM NO.                                                   LOCATION
-------------                                                   --------
-------------------------------------------------------------------------------------------------------------
PART A

Item 1.            Cover Page                                     Cover Page
Item 2.            Synopsis                                       Not applicable
Item 3.            Condensed Financial Information                Financial Highlights
Item 4.            General Description of Registrant              Investment Information; General
                                                                  Information; Appendix A
Item 5.            Management of the Fund                         Management; General Information
Item 5A.           Management's Discussion of Fund Performance    Management, General Information
Item 6.            Capital Stock and Other Securities             General Information; Shareholder Services;
                                                                  Dividends and Distributions; Taxes
Item 7.            Purchases of Securities Being Offered          Shareholder Services
Item 8.            Redemption or Repurchase                       Shareholder Services
Item 9.            Pending Legal Proceedings                      Not applicable


PART B

Item 10.           Cover Page                                     Cover Page
Item 11.           Table of Contents                              Table of Contents
Item 12.           General Information and History                The Trust
Item 13.           Investment Objectives and Policies             Investment Objectives and Policies;
                                                                  Permitted Investments and Investment
                                                                  Practices; Investment Restrictions
Item 14.           Management of the Fund                         Management (Prospectus); Management
Item 15.           Control Persons and Principal                  Management (Prospectus)
                         Holders of Securities
Item 16.           Investment Advisory and Other                  Management; Management (Prospectus);
                         Services                                 General Information (Prospectus)
Item 17.           Brokerage Allocation and Other                 Fund Transactions; Trading Practices and
                         Practices                                     Brokerage
Item 18.           Capital Stock and Other Securities             Description of Shares; Trustee and
                                                                  Shareholder Liability
Item 19.           Purchase, Redemption, and                      Shareholder Services (Prospectus);
                         Pricing of Securities Being              Purchase and Redemption of Shares
                         Offered
Item 20.           Tax Status                                     Taxes (Prospectus); Taxes
Item 21.           Underwriters                                   Management
Item 22.           Calculation of Performance Data                Performance Information
Item 23.           Financial Statements                           Financial Information


PART C

                   Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                BOSTON 1784 FUNDS

                                EXPLANATORY NOTE



         This Post-Effective Amendment (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") is being filed with respect to Boston 1784 Florida Tax-Exempt Income Fund (the "Fund"), a series of the Registrant, pursuant to the Registrant's undertaking to file a post-effective amendment, using financials which need not be certified, within four to six months following the date the Fund shares were sold to the public or operations otherwise began. The Amendment is being filed to include (i) a supplement to the Registrant's Prospectus for the Fund containing unaudited financial statements for the Fund, and (ii) a supplement to the Registrant's Statement of Additional Information for the Fund containing unaudited financial statements for the Fund. As a result, the Amendment does not otherwise affect the Registrant's currently effective Prospectus and Statement of Additional Information for the Fund, both of which are hereby incorporated herein by reference as most recently filed pursuant to Rule 497 under the Securities Act of 1933, as amended. No Prospectus or Statement of Additional Information for any other series of the Registrant is affected by this Amendment.

                                BOSTON 1784 FUNDS

                   Boston 1784 Florida Tax-Exempt Income Fund

Supplement to Prospectus
dated October 1st, 1997


Condensed Financial Information

The following is added to the end of the section entitled "Financial
Highlights--Tax-Exempt Funds" on page 7 of the Prospectus:

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------------------------------------------------------------------

                          NET              REALIZED AND                               NET                NET
                         ASSET              UNREALIZED  DISTRIBUTIONS DISTRIBUTIONS  ASSET              ASSETS      RATIO
                         VALUE      NET       GAINS OR    FROM NET        FROM       VALUE               END     OF EXPENSES
                       BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT      CAPITAL      END     TOTAL   OF PERIOD   TO AVERAGE
                       OF PERIOD  INCOME    INVESTMENTS    INCOME         GAINS    OF PERIOD  RETURN*   (000)    NET  ASSETS
------------------------------------------------------------------------------------------------------------------------------------

BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
  FOR THE PERIOD ENDED
    NOVEMBER 30, 1997(5) $10.00    0.20         0.20       (0.20)         (0.02)     $10.18   4.02%*   $47,815      0.80%
------------------------------------------------------------------------------------------------------------------------------------
                                      RATIO       RATIO OF
                         RATIO     OF EXPENSES   NET INCOME
                         OF NET     TO AVERAGE   TO AVERAGE
                         INCOME     NET ASSETS   NET ASSETS    PORTFOLIO
                       TO AVERAGE   (EXCLUDING   (EXCLUDING    TURNOVER
                       NET ASSETS    WAIVERS)     WAIVERS)       RATE
--------------------------------------------------------------------------------

BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
 FOR THE PERIOD ENDED
    NOVEMBER 30, 1997(5)  4.64%        1.19%        4.25%         2.90%
--------------------------------------------------------------------------------

 * TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

(5) BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON JUNE 30, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.


                The date of this Supplement is December 31, 1997

                                BOSTON 1784 FUNDS

                   Boston 1784 Florida Tax-Exempt Income Fund

Supplement to Statement
of Additional Information
dated October 1st, 1997, as supplemented
November 5, 1997 and December 2, 1997

Financial Information

    The section entitled "For the Institutional Prime Money Market Fund, Florida Tax-Exempt Income Fund, Small Cap Equity Fund and Large Cap Equity Fund" on page 49 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following text:

FOR THE INSTITUTIONAL PRIME MONEY MARKET FUND, SMALL CAP EQUITY FUND AND LARGE CAP EQUITY FUND

    Boston 1784 Institutional Prime Money Market Fund, Boston 1784 Small Cap Equity Fund and Boston 1784 Large Cap Equity Fund are newly organized and have not yet issued financial statements.

FOR THE FLORIDA TAX-EXEMPT INCOME FUND

See Financial Statements attached.


                The date of this Supplement is December 31, 1997

                                   Boston 1784
                                     Florida
                                   Tax-Exempt
                                   Income Fund

                                   (unaudited)

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)

BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
------------------------------------------------------
MUNICIPAL BONDS -- 93.2%
  FLORIDA -- 93.2%
   Brevard County, Health Facility
      Authority RB, Holmes Regional
      Medical Center, MBIA
       5.625%, 10/01/14             $1,000      $1,031
   Brevard County, Housing &
      Finance Authority RB,
      Series B, FSA
       7.000%, 03/01/13                365         389
   Broward County, Solid Waste
      RB, MBIA
       5.875%, 07/01/08              1,500       1,612
   Cape Coral, Water
      Improvement RB, FSA
       6.375%, 06/01/09              1,500       1,635
   Dade County, Aviation RB,
      Series A, AMT, MBIA
       5.750%, 10/01/15              1,000       1,042
   Dade County, Housing Finance
      Authority RB, Series D, FSA
       6.950%, 12/15/12                770         826
   Dade County, School District RB,
      Pre-refunded @ 100, FGIC (A)
       6.125%, 08/01/01              1,000       1,066
   Dade County, Water & Sewer
      System RB, FGIC
       5.500%, 10/01/18              3,000       3,052
   Escambia County, Housing
      Finance Authority RB,
      Series A, AMT, FHA
       7.300%, 10/01/17                640         673
   Florida State Board of Education
      Capital Outlay GO, Series A
       5.750%, 01/01/13              1,000       1,041
       5.500%, 06/01/15              2,500       2,562
   Florida State Board of Education
      Capital Outlay GO,
      Series B, MBIA
       5.750%, 06/01/11              1,250       1,314
   Florida State Finance Department
      RB, MBIA
       5.500%, 07/01/12              1,000       1,047
   Florida State Finance Department
      RB, Series A, AMBAC
       5.700%, 07/01/09              2,000       2,115

------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
------------------------------------------------------
   Florida State Finance Department
      RB, Series A, MBIA
       6.250%, 07/01/13             $2,500      $2,681
   Florida State Pollution
      Control RB, Series Y,
      Pre-refunded @ 101 (A)
       6.400%, 07/01/02              1,000       1,093
   Florida State Turnpike
      Authority RB, FGIC
       5.250%, 07/01/11              2,000       2,038
   Fort Lauderdale GO
       5.500%, 07/01/15              1,000       1,024
   Gainesville, Utilities System
      RB, Series B
       5.500%, 10/01/13              2,000       2,048
   Hillsborough County, Allegany
      Health Systems RB, MBIA
       6.375%, 12/01/12              1,300       1,411
   Indian Trace Community, Water
      Management RB, MBIA
       5.500%, 05/01/07              1,000       1,071
   Jacksonville, Health Facility
      Authority RB,
      Pre-refunded @ 102,
      MBIA (A)
       6.500%, 05/01/02              1,345       1,488
   Naples, Community Hospital
      Project RB, MBIA
       5.500%, 10/01/16              1,000       1,016
   North Port, Utility System
      RB, FGIC
       6.150%, 10/01/09              1,000       1,083
   Orlando, Water & Electric
      Utilities Commission RB
       5.250%, 10/01/14              1,000         993
   Palm Beach County, Solid Waste
      Authority RB, MBIA
       6.250%, 12/01/08                500         548
   Polk County, Utility Systems
      RB, FGIC
       5.250%, 10/01/17              1,500       1,504
   Port St. Lucie, Special Assessment,
      District 1, MBIA
       5.850%, 10/01/11              3,070       3,281

------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
------------------------------------------------------
  FLORIDA (CONTINUED)
   Reedy Creek, Improvements
      GO, Series A, MBIA
       5.750%, 06/01/14             $2,500     $ 2,619
   Volusia County, Hospital Facilities
      RB, Memorial Health Systems
      Project, AMBAC
       5.500%, 11/15/16              1,250       1,280
                                               -------
                                                44,583
                                               -------
TOTAL MUNICIPAL BONDS
   (Cost $42,821)                               44,583
                                               -------

REPURCHASE AGREEMENT -- 5.5%
   Paine Webber
      5.690%, dated 11/28/97,
      matures 12/01/97, repurchase
      price $2,631,018 (collateralized
      by U.S. Treasury Instruments:
      total market value $2,682,158) 2,630       2,630
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,630)                                 2,630
                                               -------
TOTAL INVESTMENTS -- 98.7%
   (Cost $45,451)                               47,213
                                               -------
OTHER ASSETS AND LIABILITIES,
   NET-- 1.3%                                      602
                                               -------

------------------------------------------------------
DESCRIPTION                                VALUE (000)
------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 4,696,465
   outstanding shares of beneficial interest   $46,052
Accumulated Net Realized Gain
   on Investments                                    1
Net Unrealized Appreciation
   on Investments                                1,762
                                               -------
TOTAL NET ASSETS-- 100.0%                      $47,815
                                               =======
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $10.18
                                               =======

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.

AMT--ALTERNATIVE MINIMUM TAX
GO--GENERAL OBLIGATION
RB--REVENUE BOND

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT
SUPPORT FOR THE SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS.

AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION
FHA--FEDERAL HOUSING ADMINISTRATION
FSA--FINANCIAL SECURITY ASSURANCE
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000) (UNAUDITED)
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED NOVEMBER 30, 1997
                                      BOSTON
                                       1784
                                      FLORIDA
                                    TAX-EXEMPT
                                      INCOME
                                       FUND
                                    ==========

INCOME:
  INTEREST INCOME                   $ 1,054
                                    -------
    TOTAL INCOME                      1,054
                                    -------
EXPENSES:
  INVESTMENT ADVISORY FEES              142
  LESS: WAIVER OF INVESTMENT
        ADVISORY FEES                   (27)
  ADMINISTRATOR FEES                     14
  12B-1 FEES                             48
  LESS: WAIVER OF 12B-1 FEES            (48)
  TRANSFER AGENT FEES & EXPENSES          7
  REGISTRATION FEES                       7
  PRINTING                                1
  AMORTIZATION OF DEFERRED
    ORGANIZATIONAL COSTS                  1
  PROFESSIONAL FEES                       1
  CUSTODIAN FEES                          6
  OTHER EXPENSES                          1
                                    -------
    TOTAL EXPENSES, NET OF WAIVERS      153
                                    -------
NET INVESTMENT INCOME                   901
                                    -------
NET REALIZED GAIN ON INVESTMENTS         87
NET CHANGE IN UNREALIZED
  APPRECIATION ON INVESTMENTS           767
                                    -------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS AND
  FOREIGN CURRENCY                      854
                                    -------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS         $ 1,755
                                    =======

STATEMENT OF CHANGES IN NET ASSETS (000) (UNAUDITED)
----------------------------------------------------
                                            BOSTON
                                             1784
                                            FLORIDA
                                          TAX-EXEMPT
                                            INCOME
                                             FUND
                                          ==========

                                          6/30/97 (1)
                                              TO
                                           11/30/97
                                          ----------

INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME                   $   901
  NET REALIZED GAIN ON INVESTMENTS             87
  NET UNREALIZED APPRECIATION
   ON INVESTMENTS                             767
                                          -------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS               1,755
                                          -------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  NET INVESTMENT INCOME                      (901)
  REALIZED CAPITAL GAINS                      (86)
                                          --------
  TOTAL DISTRIBUTIONS                        (987)
                                          --------
SHARE TRANSACTIONS:
  VALUE FROM SHARES ISSUED IN
   CONNECTION WITH ACQUISITION
   OF COMMON TRUST FUND ASSETS             41,223
  PROCEEDS FROM SHARES ISSUED               7,231
  REINVESTMENT OF CASH DISTRIBUTIONS           86
  COST OF SHARES REDEEMED                  (1,493)
                                          --------
INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS                       47,047
                                          --------
  TOTAL INCREASE IN NET ASSETS             47,815
NET ASSETS:
  BEGINNING OF PERIOD                          --
                                          --------
NET ASSETS:
  END OF PERIOD                           $47,815
                                          =======
CAPITAL SHARE TRANSACTIONS:
  SHARES ISSUED IN CONNECTION
  WITH ACQUISITION OF
  COMMON TRUST FUND ASSETS                  4,122
  SHARES ISSUED                               713
  SHARES ISSUED IN LIEU OF
    CASH DISTRIBUTIONS                          8
  SHARES REDEEMED                            (147)
                                          -------
  NET INCREASE IN CAPITAL SHARES            4,696
                                          =======
  UNDISTRIBUTED/OVERDISTRIBUTION
   NET INVESTMENT INCOME                       --
                                          =======

(1) THE BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND COMMENCED
    OPERATIONS ON JUNE 30, 1997.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION

Boston 1784 Florida Tax-Exempt Income, is a portfolio offered by Boston 1784 Funds (the "Trust"), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is offering shares in 17 separate portfolios (the "Funds") as of November 30, 1997:
     On June 30, 1997, BankBoston's Florida Tax-Exempt Bond Common Trust Fund was converted into Boston 1784 Florida Tax-Exempt Income Fund. The assets which consisted of securities and related receivables, were converted on a tax-free basis. The net assets, unrealized appreciation of the Common Trust Fund immediately before the conversion, and the number of shares issued were $41,223,322, $994,489 and 4,122,332 respectively.

MONEY MARKET FUNDS:
BOSTON 1784 TAX-FREE MONEY MARKET FUND
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL U.S. TREASURY
  MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND
BOSTON 1784 PRIME MONEY MARKET FUND

BOND FUNDS:
BOSTON 1784 SHORT-TERM INCOME FUND
BOSTON 1784 INCOME FUND
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM
  INCOME FUND

TAX-EXEMPT INCOME FUNDS:
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
BOSTON 1784 RHODE ISLAND TAX-EXEMPT  INCOME FUND

STOCK FUNDS:
BOSTON 1784 ASSET ALLOCATION FUND
BOSTON 1784 GROWTH AND INCOME FUND
BOSTON 1784 GROWTH FUND
BOSTON 1784 INTERNATIONAL EQUITY FUND

The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The financial statements of Boston 1784 Florida Tax-Exempt Income Fund are included herein. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of management's estimates. Actual results could differ from these estimates.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION --
Investment securities of the Fund are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. Valuations supplied by the pricing service are subject to review by the Adviser and, if adjusted pursuant to Adviser review, by the Board of Trustees. Securities for which market quotations are not readily available, whether or not listed, will be valued at their fair value as determined in good faith by the Board of Trustees of the Trust, or pursuant to procedures adopted by the Board subject to review by the Board of the resulting valuations.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS AND INVESTMENT INCOME --
Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

REPURCHASE AGREEMENTS --
The Fund invests in Tri-Party Repurchase Agreements. Securities pledged as collateral for Tri-Party Repurchase Agreements are maintained in a segregated account by the broker's custodian bank until maturity of the Repurchase Agreements. Provisions of the Agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization on the collateral by the Fund may be delayed or limited.

EXPENSES --
Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS --
Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for the Fund are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES --
The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

ORGANIZATION COSTS --
Organization costs have been deferred by the Fund and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holders thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of shares redeemed bears to the initial shares outstanding at the time of redemption.


3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES
Pursuant to an investment advisory agreement dated June 1, 1993, investment advisory services are provided to the Fund by Bank-Boston, N.A. (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Fund. BankBoston has voluntarily agreed to waive a portion of its fee as necessary to assist the Fund in maintaining a competitive expense ratio.
     The Fund and BankBoston, N.A. (the "Custodian") are parties to a custodial agreement dated June 1, 1993 under which the

--------------------------------------------------------------------------------
Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended. The Custodian is entitled to receive an annual fee, to be paid monthly, of 0.01% for the first $100 million in average daily net assets, 0.0075% for the next $100 million in average daily net assets and 0.0050% for the average daily net assets over $200 million. In its capacity as custodian to the Fund, the Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

4. ADMINISTRATIVE AND DISTRIBUTION SERVICES
Pursuant to an administration agreement dated December 1, 1996, SEI Fund Resources acts as the Trust's Administrator, and is entitled to receive an annual fee of 0.085% of the Trust's first $5 billion of average daily net assets and 0.045% of the Trust's average daily net assets over $5 billion. Such fee is computed daily and paid monthly.
     SEI Investments Distribution Co. ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, became the Fund's Distributor pursuant to a distribution agreement dated June 1, 1993 as amended and restated October 27, 1995. The Trust has adopted a distribution plan with respect to the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (collectively, the "Plan"). The Distribution Agreement and the Plan provide that the Trust will pay the Distributor a fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. The Distributor agreed to waive all of its 12b-1 distribution fee for the period ended November 30, 1997.
     Certain officers of the Fund are also officers of the Administrator. Such officers are paid no fees by the Fund.
     The Fund has paid legal fees to a law firm with which the Secretary of the Trust is associated.

5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, for the period ended November 30, 1997, was $6,466 and $1,240 respectively (000).
     At November 30, 1997 the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial purposes.
     At November 30, 1997, the net unrealized appreciation on investment securities held by the Fund aggregated to $1,762 of which $1,764 related to appreciated securities and $2 related to depreciated securities (000).

6. CONCENTRATION OF CREDIT RISK
The Fund invests in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The Fund invests primarily in obligations located in Florida.

                            PART C: OTHER INFORMATION



   ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

      (A)         FINANCIAL STATEMENTS INCLUDED IN PART A:

                     Condensed Financial Information-Financial Highlights (for the period from the commencement of operations (June 30, 1997) to November 30, 1997) (unaudited)

                  FINANCIAL STATEMENTS INCLUDED IN PART B:

                     Statement of Net Assets, November 30, 1997
                     Statement of Operations, November 30, 1997
                     Statement of Changes in Net Assets, November 30, 1997 Notes to Financial Statements, November 30, 1997
                     -------------


       (B)        EXHIBITS

                  *(1)(a)     Declaration of Trust of the Registrant

        ***********(1)(b)     Certificate of Amendment to Agreement and
                              Declaration of Trust

                    **(2)     By-Laws of the Registrant

               ***,(5)(a)     Investment Advisory Agreement between the
             ******           Registrant and BankBoston, N.A.

          ******** (5)(b)     Form of Investment Advisory Agreement between the
                              Registrant and BankBoston, N.A. with Schedule reflecting advisory fees to be paid by the Registrant on behalf of Boston 1784 Prime Money
                              Market Fund

              *****(5)(c)     Investment Advisory Agreement between the
                              Registrant and BankBoston, N.A. with respect to Boston 1784 International Equity Fund

              *****(5)(d)     Investment Advisory Agreement between the
                              Registrant and Kleinwort Benson Investment
                              Management Americas Inc. with respect to Boston
                              1784 International Equity Fund

          *********(5)(e)     Form of Investment Advisory Agreement between the
                              Registrant and BankBoston, N.A. with Schedule reflecting advisory fees to be paid by the Registrant on behalf of Boston 1784 Small Cap
                              Equity Fund

         **********(5)(f)     Form of Investment Advisory Agreement between the
                              Registrant and BankBoston, N.A. with Schedule reflecting advisory fees to be paid by the Registrant on behalf of Boston 1784
                              Large Cap Equity Fund

                ******(6)     Amended and Restated Distribution Agreement
                              between the Registrant and SEI Financial Services
                              Company

                   ***(8)     Custodian Agreement

                ***(9)(a)     Administration Agreement between the Registrant
                              and SEI Financial Management Corporation

            *******(9)(b)     Transfer Agency and Service Agreement between the
                              Registrant and State Street Bank and Trust Company

                ***(9)(c)     Fund Accounting Agreement between the Registrant
                              and BankBoston, N.A.

                  (11)(a)     Consent of Coopers & Lybrand L.L.P.

                  (11)(b)     Consent of Ernst & Young LLP

            ******(15)(a)     Amended and Restated Distribution Plan of the
                              Registrant

            ******(15)(b)     Distribution Plan (Class C Shares of Boston 1784
                              U.S. Treasury Money Market Fund) of the Registrant

            ******(15)(c)     Distribution Plan (Class D Shares of Boston 1784
                              U.S. Treasury Money Market Fund) of the Registrant

                     (17)     Financial Data Schedule

            ********19(a)     Code of Ethics of the Registrant

            ********19(b)     Code of Ethics of BankBoston, N.A.

            ********19(c)     Code of Ethics of the Administrator and
                              Distributor

              ****(25)(a)     Powers of Attorney of Trustees of Registrant

       ***********(25)(b)     Powers of Attorney of Trustees of Registrant
---------------------------------

                  *   Incorporated by reference to Registrant's Statement on
                      Form N1-A filed with the SEC on February 8, 1993.
                 **   Incorporated by reference to Registrant's Pre-Effective
                      Amendment No. 2 filed with the SEC on May 18, 1993.
                ***   Incorporated by reference to Registrant's Post-Effective
                      Amendment No. 2 filed with the SEC on January 31, 1994.
               **** Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed with the SEC on May 18, 1993 (on signature page).
              ***** Incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the SEC on September 28, 1994.
             ****** Incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the SEC on November 1, 1995.

            *******   Incorporated by reference to Registrant's Post-Effective
                      Amendment No. 9 filed with the SEC on December 15, 1995.
           ********   Incorporated by reference to Registrant's Post-Effective
                      Amendment No. 10 filed with the SEC on July 17, 1996.
          *********   Incorporated by reference to Registrant's Post-Effective
                      Amendment No. 13 filed with the SEC on November 15, 1996.
         **********   Incorporated by reference to Registrant's Post-Effective
                      Amendment No. 14 filed with the SEC on March 17, 1997.
        ***********   Incorporated by reference to Registrant's Post-Effective
                      Amendment No. 16 filed with the SEC on August 1, 1997.

ITEM 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

               See the Prospectus and the Statement of Additional Information regarding the Trust's control relationships. SEI Investments Fund Resources is a Delaware business trust whose sole beneficiary is SEI Investments Management Corporation (formerly known as SEI Financial Management Corporation). SEI Investments Management Corporation is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co. (formerly known as SEI Financial Services Company), and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 26.      NUMBER OF HOLDERS OF SECURITIES


                   TITLE OF CLASS                                        NUMBER OF RECORD HOLDERS
                   --------------                                        ------------------------

          Shares of beneficial interest, without par value                As of November 19, 1997

Boston 1784 U.S. Treasury Money Market Fund (Class A)                             13,364
Boston 1784 U.S. Treasury Money Market Fund (Class C)                                1
Boston 1784 U.S. Treasury Money Market Fund (Class D)                                1
Boston 1784 Prime Money Market Fund                                                3,793
Boston 1784 Tax-Free Money Market Fund                                             1,095
Boston 1784 Institutional U.S. Treasury Money Market Fund                          1,382
Boston 1784 U.S. Government Medium-Term Income Fund                                 795
Boston 1784 Institutional Prime Money Market Fund                                   13
Boston 1784 Short-Term Income Fund                                                 1,748
Boston 1784 Income Fund                                                             659
Boston 1784 Tax-Exempt Medium-Term Income Fund                                      321
Boston 1784 Connecticut Tax-Exempt Income Fund                                      355
Boston 1784 Florida Tax-Exempt Income Fund                                          12
Boston 1784 Massachusetts Tax-Exempt Income Fund                                    745
Boston 1784 Rhode Island Tax-Exempt Income Fund                                     156
Boston 1784 Asset Allocation Fund                                                   982
Boston 1784 Large Cap Equity Fund                                                    0
Boston 1784 Growth and Income Fund                                                 5,310
Boston 1784 Growth Fund                                                            3,659
Boston 1784 Small Cap Equity Fund                                                    2
Boston 1784 International Equity Fund                                               967


ITEM 27.       INDEMNIFICATION

               Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated herein by reference. The Trust participates in a group liability policy under which the Trust and its trustees, officers and affiliated persons are insured against certain liabilities.


ITEM 28.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

               BankBoston, N.A. ("BankBoston") and its affiliates offer a wide variety of banking and other financial services to customers throughout New England, the United States and internationally. As of June 30, 1997, BankBoston and its affiliates had aggregate gross interest and non-interest income of $3.262 billion year to date, net income of $419 million and assets of approximately $66.1 billion, including customer deposits of $43 billion. BankBoston's principal place of business is 100 Federal Street, Boston, Massachusetts 02110.

               Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of BankBoston is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows (each Director of BankBoston is also a director of BankBoston Corporation):


NAME AND POSITION                                CONNECTION WITH AND
WITH INVESTMENT ADVISER                         NAME OF OTHER COMPANY
-----------------------                         ---------------------

Wayne A. Budd,                 Senior Vice President, NYNEX Government Affairs &
Director                       Regulatory Matters, Room 1800, 185 Franklin
                               Street, Boston, MA 02107, since 1996. Senior
                               Partner, Goodwin, Procter & Hoar, from 1993 to
                               1996, United States Attorney, District of
                               Massachusetts from 1989 to 1992; Associate
                               Attorney General of the United States from 1992 to 1993.

John A. Cervieri Jr.,          Chairman and President, Property Capital
Director                       Associates, Inc., 580 Ocean Road, Narragansett,
                               RI 02882. Managing Trustee, Property Capital
                               Trust, and Chairman of the Board and Chief
                               Executive Officer, Americana Hotels and Realty
                               Corporation.

William F. Connell,            Chairman and Chief Executive Officer of Connell
Director                       Limited Partnership, One International Place,
                               Boston, MA 02109, since 1987. Director of Boston
                               Edison Company, Arthur D. Little, Inc., Harcourt
                               General, Inc., North American Mortgage Company, and LCI International, Inc.

Gary L. Countryman,            Chairman and Chief Executive Officer of Liberty
Director                       MutualInsurance Company, 175 Berkeley Street,
                               Boston, MA 02117. Chairman of Liberty Mutual
                               Insurance Company since 1991; Director of Boston
                               Edison Company, The Neiman-Marcus Group, Inc.,
                               Alliance of American Insurers, and Harcourt
                               General, Inc.

William M. Crozier, Jr.,       Chairman of the Board, BankBoston Corporation,
Chairman of the Board,         100 Federal Street, Boston, MA 02110, Chairman of
BankBoston Corporation,        the Board and Chief Executive Officer of BayBanks
100 Federal Street,            from 1974 to July, 1996.
Boston, MA 02110

Alice F. Emerson,              Senior Fellow, The Andrew W. Mellon Foundation,
Director                       140 East 62nd Street, New York, NY 10021, since
                               1991. President Emerita of Wheaton College;
                               President of Wheaton College from 1975 to 1991;
                               Director of Eastman Kodak Company, Champion
                               International Corporation and AES Corporation.

Charles K. Gifford,            Chief Executive Officer of BankBoston Corporation
Chief Executive Officer of     and Chairman and Chief Executive Officer of
BankBoston Corporation,        BankBoston since July 1995; President of
100 Federal Street,            BankBoston and BankBoston Corporation since 1989;
Boston, MA 02110               Director of Massachusetts Mutual Life Insurance
                               Company and Boston Edison Company.

Thomas J. May,                 Chairman, President and Chief Executive Officer
Director                       of Boston Edison Company, 800 Boylston Street,
                               Boston, MA 02199, since July, 1994. President and
                               Chief Operating Officer of Boston Edison Company from 1993 to July, 1994; Director of New England
                               Mutual Life Insurance Company.

Donald F. McHenry,             University Research Professor of Diplomacy and
Director                       International Relations, Georgetown University,
                               School of Foreign Service, Washington, D.C.
                               20057, since 1981. President of the IRC Group since 1983; Director of American Telephone and
                               Telegraph Company, Coca-Cola Company,
                               International Paper Company, and SmithKline
                               Beecham, plc.

Henrique de Campos Meirelles,    President and Chief Operating Officer (until
President and Chief Operating    July, 1996, Group Executive), BankBoston, N.A.,
Officer (until July, 1996,       100 Street, Boston, MA 02110.
Group Executive),
BankBoston, 100 Federal Street,
Boston, MA 02110

Paul C. O'Brien,                 President of The O'Brien Group, Inc., Two
Director                         International Place, Boston, MA 02110 since
                                 1995. President and Chief Executive Officer of
                                 New England Telephone and Telegraph Company from 1988 to 1993 and Chairman of the Board from 1993 to December 1994. Chairman of the Board of ViewTech, Inc. since January 1997,
                                 Director of Cambridge NeuroScience, Inc, First
                                 Pacific Networks Inc., Shiva Corporation, The
                                 Registry, Inc., and ViewTech, Inc.

Thomas R. Piper,                 Lawrence E. Fouraker Professor of Business
Director                         Administration, Harvard University Graduate
                                 School of Business Administration, Morgan Hall
                                 - 469, Boston, MA 02163

Fran S. Rodgers,                 Chief Executive Officer of WFD, Inc. (Formerly
Director                         Work/Family Directions) 930 Commonwealth
                                 Avenue, Boston, MA 02215; Founder and Chief
                                 Executive Officer of Work/Family Directions since 1983; Trustee of Barnard College of
                                 Columbia University, Trustee and Fellow of
                                 Foundation of the National Academy of Human
                                 Resources, and Director of the Stone Center at Wellesley College.

John W. Rowe,                    President and Chief Executive Officer of New
Director                         England Electric System, 25 Research Drive,
                                 Westborough, MA 01582, since 1989. Director of
                                 New England Electric System and UNUM
                                 Corporation.

Glenn P. Strehle,                Vice President for Finance and Treasurer,
Director                         Massachusetts Institute of Technology, Building
                                 4 - Room 110, 77 Massachusetts Avenue,
                                 Cambridge, MA 02139, since 1975 Vice President since 1986 and Vice President for Finance and Treasurer since 1994; Director of BayBanks from
                                 1979 to July, 1996. Director, SofTech, Inc. and
                                 Liberty Financial Companies; Trustee of
                                 Property Capital Trust.

William C. Van Faasen,           President and Chief Executive Officer of Blue
Director                         Cross and Blue Shield of Massachusetts, Inc.,
                                 100 Summer Street, Boston, Massachusetts 02110.
                                 Executive Vice President and Chief Operating
                                 Officer of Blue Cross and Blue Shield of
                                 Massachusetts, Inc. from 1990 to 1992 and
                                 President and Chief Executive Officer of Blue
                                 Cross and Blue Shield of Massachusetts, Inc.
                                 since 1992.

Thomas B. Wheeler,               Chairman and Chief Executive Officer of
Director                         Massachusetts Mutual Life Insurance Company,
                                 1295 State Street, Springfield, MA 01111.
                                 President of Massachusetts Mutual Life
                                 Insurance Company from 1987 to March, 1996 and
                                 Chief Executive Officer since 1988 and Chairman since March, 1996; Director of Massachusetts
                                 Mutual Life Insurance Company and Textron Inc.

Alfred M. Zeien,                 Chairman of the Board and Chief Executive
Director                         Officer of The Gillette Company, Prudential
                                 Tower Building, Boston, MA 02199, since 1991.
                                 Director of Polaroid Corporation, Raytheon
                                 Company and Massachusetts Mutual Life Insurance
                                 Company.

                  Kleinwort Benson Investment Management Americas Inc. ("Kleinwort Benson") is the U.S. registered investment management subsidiary of the London based Kleinwort Benson Group plc, a holding company for a merchant banking group whose origins date back to 1792, which in turn is a subsidiary of Dresdner Bank A.G. Kleinwort Benson has offices in London, Hong Kong and Tokyo. As of June 30, 1997, Kleinwort Benson had approximately $50 billion of assets under management. Kleinwort Benson's principal place of business is 75 Wall Street, New York, New York 10005.

                  Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Kleinwort Benson is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

NAME AND POSITION                          CONNECTION WITH AND
WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY
-----------------------                   ---------------------

John L. Duffy,           Chief Operating Officer of Kleinwort Benson.  Chief
Director                 Financial Officer, Kleinwort Benson North America, Inc.
                         from May 1991 to July 1993.

Francis M. Harte,        Treasurer and Principal Financial and Accounting
Director                 Officer of Kleinwort Benson Australian Income Fund,
                         Inc.

Lauren R. Teel,          Responsible for Client Servicing and Marketing for
Senior Vice President    Kleinwort Benson.

Simon Fenton,            Senior Vice President, Marketing.  Based in the United
Senior Vice President    Kingdom.

Jerome S. Pilpel,        Senior Vice President, Compliance for Dresdner
Director, Secretary      Kleinwort Benson North America LLC

ITEM 29.     PRINCIPAL UNDERWRITERS

         (a) The Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, The Advisors' Inner Circle Fund, The Pillar Funds, CUFund, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, Boston 1784 Funds(R), Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Achievement Funds Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, ARK Funds, Monitor Funds, FMB Funds, Inc., SEI Asset Allocation Trust, TIP Funds, SEI Institutional Investments Trust, First American Strategy Funds, Inc., Highmark Funds, Armada Funds, and Expedition Funds pursuant to distribution agreements dated July 15, 1982, November 29, 1982, December 3, 1982, July 10, 1985, January 22,
         1987, August 30, 1988, January 30, 1991, November 14, 1991, February 28, 1992, May 1, 1992, May 29, 1992, October 30, 1992, November 1,
         1992, November 1, 1992, January 28, 1993, June 1, 1993, August 17,
         1993, January 3, 1994, July 16, 1993, December 27, 1994, January 27,
         1995, March 1, 1995, August 18, 1995, November 1, 1995, January 11,
         1996, March 1, 1996, April 1, 1996, April 28, 1996, June 14, 1996,
         October 1, 1996, February 18, 1997, March 8, 1997, and June 9, 1997
         respectively.

             The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include fund evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) The following are the directors and officers of the Distributor. Unless otherwise noted, the business address of each director or officer is 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.



                                      POSITION AND                       POSITIONS AND
NAME                                  OFFICES WITH UNDERWRITER           OFFICES WITH REGISTRANT
----                                  ------------------------           -----------------------

Alfred P. West, Jr.                   Director, Chairman and Chief                  --
                                      Executive Officer

Henry H. Greer                        Director, President & Chief                   --
                                      Operating Officer

Carmen V. Romeo                       Director, Executive Vice                      --
                                      President & President
                                      -Investment Advisory Group

Gilbert L. Beebower                   Executive Vice President                      --

Richard B. Lieb                       Executive Vice President,                     --
                                      President-Investment
                                      Services Division

Dennis J. McGonigle                   Executive Vice President                      --

Leo J. Dolan, Jr.                     Senior Vice President                         --

Carl A. Guarino                       Senior Vice President                         --

Larry Hutchison                       Senior Vice President                         --

David G. Lee                          Senior Vice President              Senior Vice President &
                                                                         Assistant Secretary

Jack May                              Senior Vice President

A. Keith McDowell                     Senior Vice President                         --

Hartland J. McKeown                   Senior Vice President                         --

Barbara J. Moore                      Senior Vice President                         --

Robert Wagner                         Senior Vice President                         --

Patrick K. Walsh                      Senior Vice President                         --

Kevin P. Robins                       Senior Vice President, General     Vice President & Assistant
                                      Counsel & Secretary                Secretary

Kathryn L. Stanton                    Vice President & Assistant         Vice President & Assistant
                                      Secretary                          Secretary

Robert Crudup                         Vice President & Managing                     --
                                      Director



Victor Galef                          Vice President & Managing                     --
                                      Director

Kim Kirk                              Vice President & Managing                     --
                                      Director

Carolyn McLaurin                      Vice President & Managing                     --
                                      Director

John Krzeminski                       Vice President & Managing                     --
                                      Director

Donald Pepin                          Vice President & Managing                     --
                                      Director

Mark Samuels                          Vice President & Managing                     --
                                      Director

Wayne M. Withrow                      Vice President & Managing                     --
                                      Director

Cynthia M. Parrish                    Vice President & Assistant                    --
                                      Secretary

Sandra K. Orlow                       Vice President & Assistant         Vice President & Assistant
                                      Secretary                          Secretary

Robert Aller                          Vice President                                --

Marc H. Cahn                          Vice President & Assistant         Vice  President & Assistant
                                      Secretary                          Secretary

Gordon W. Carpenter                   Vice President                                --

Todd Cipperman                        Vice President & Assistant         Vice President & Assistant
                                      Secretary                          Secretary

Barbara Doyne                         Vice President                                --

Jeff Drennen                          Vice President                                --

Kathy Heilig                          Vice President & Treasurer                    --

Michael Kantor                        Vice President                                --

Samuel King                           Vice President                                --

Jack May                              Senior Vice President                         --

W. Kelso Morrill                      Vice President                                --



Joanne Nelson                         Vice President                                --

Barbara A. Nugent                     Vice President & Assistant         Vice President & Assistant
                                      Secretary                          Secretary

Kim Rainey                            Vice President                                --

Rob Redican                           Vice President                                --

Maria Rinehart                        Vice President                                --

Steve Smith                           Vice President                                --

Daniel Spaventa                       Vice President                                --

James Dougherty                       Director, Brokerage                           --
                                      Services




ITEM 30.       LOCATION OF ACCOUNTS AND RECORDS

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

              BankBoston, N.A. (custodian and investment adviser)
              100 Federal Street
              Boston, Massachusetts  02110
                       and
              150 Royall Street,
              Canton, Massachusetts  02021

              Kleinwort Benson Investment Management Americas Inc. (investment adviser)
              75 Wall Street
              New York, New York 10005
                       and
              10 Fenchurch Street
              London, England EC3M 3HB

              SEI Investments Fund Resources (administrator and fund accountant) 1 Freedom Valley Drive
              Oaks, Pennsylvania  19456


ITEM 31.      MANAGEMENT SERVICES

              Not applicable.


ITEM 32.      UNDERTAKINGS

      (a)     Not applicable.
      (b)     Not applicable.
      (c) The Registrant undertakes to furnish each person to whom an applicable prospectus is delivered with a copy of its latest Annual Report to shareholders, upon request without charge.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust for the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   Signatures


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 31st day of December, 1997.

                                          BOSTON 1784 FUNDS(Registration Mark)


                                          By:    /S/ ROBERT A. NESHER
                                                ---------------------
                                                 Robert A. Nesher
                                                 President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacity on the date indicated.


/S/ ROBERT A. NESHER            Trustee, President & Chief    December 31, 1997
--------------------            Executive Officer
Robert A. Nesher

/S/ STEPHEN G. MEYER            Controller                    December 31, 1997
--------------------
Stephen G. Meyer

              *                 Trustee                       December 31, 1997
--------------------
David H. Carter

              *                 Trustee                       December 31, 1997
--------------------
Tarrant Cutler

              *                 Trustee                       December 31, 1997
--------------------
Kenneth A. Froot

              *                 Trustee                       December 31, 1997
--------------------
Sara L. Johnson

              *                 Trustee                       December 31, 1997
--------------------
Kathryn F. Muncil

              *                 Trustee                       December 31, 1997
--------------------
Alvin J. Silk


*By: /S/ ROBERT A. NESHER
     --------------------
     Robert A. Nesher
Executed by Robert A. Nesher, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX


       EXHIBIT                               NAME
       -------                               ----

        (17)                       Financial Data Schedule